Supplemental Cost Incurred (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Interest paid, net of capitalized interest	$ 73,067	$ 56,469	$ 52,419